Stock Options (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Stock Compensation Expense:
Total stock based compensation expense	$ 1,838,532	$ 420,970	$ 4,872,909	$ 3,959,367
Stock Option [Member]
Stock Compensation Expense:
SG&A	1,533,824	172,219	3,788,538	2,993,532
R&D	304,708	248,751	1,084,371	965,835
Total stock based compensation expense	$ 1,838,532	$ 420,970	$ 4,872,909	$ 3,959,367